Shareholders' Equity	12 Months Ended
Dec. 31, 2021
Shareholders' Equity
Shareholders' Equity

Note 10. Shareholders’ Equity

10.1.Share capital

The share capital is set at €409 thousand at December 31, 2021 divided into 40,873,551 fully authorized, subscribed and paid-up shares with a nominal value of €0.01.Changes in share capital during the years ended December 31, 2021 2020 and 2019 are as follows:

in euros, except number of shares

			Premiums
		Share	related to	Number of	Nominal
Date	Nature of the transactions	capital	share capital	shares	value
Balance as of January 1st, 2019		222,573	77,460,125	22,257,277	0.01
01/23/2019	Capital increase by issuance of ordinary shares — Exercise of 274 BSPCE by Company employees	274	17,693	27,400	0.01
01/26/2019	Capital increase by issuance of ordinary shares — Vesting of AGA by Company employees (AGA 2018-1)	100	—	10,000	0.01
04/18/2019	Capital increase by issuance of ordinary shares — Vesting of AGA by Company employees (AGA 2017-1)	775	—	77,500	0.01
09/20/2019	Capital increase by issuance of ordinary shares — Company’s private placement	41,600	8,236,798	4,159,999	0.01
09/20/2019	Transaction costs related to the Company’s private placement	—	(312,294)	—	—
10/02/2019	Capital increase by issuance of ordinary shares — Company’s private placement	3,139	621,593	313,936	0.01
10/02/2019	Transaction costs related to the Company’s private placement	—	(12,023)	—	—
Balance as of December 31, 2019		268,461	86,011,893	26,846,112	0.01
01/26/2020	Capital increase by issuance of ordinary shares – Vesting of AGAs by Company employees (AGA 2018-2)	633	—	63,300	0.01
02/07/2020	Capital increase by issuance of ordinary shares – Company’s private placement	37,783	14,962,218	3,778,338	0.01
02/07/2020	Transaction costs related to the Company’s private placement	—	(319,564)	—	—
04/17/2020	Appropriation of the issue premium	—	(48,000,000)	—	—
06/28/2020	Capital increase by issuance of ordinary shares – Vesting of AGAs by Company employees (AGA 2019-2)	2,270	—	227,000	0.01
07/15/2020	Capital increase by issuance of ordinary shares – Company’s initial public offering	74,783	94,024,272	7,478,261	0.01
07/15/2020	Transaction costs related to the Company’s initial public offering	—	(7,077,866)	—	—
11/30/2020	Capital increase by emission of ordinary shares – Emission of 10,000 BSA	100	66,650	10,000	0.01
12/14/2020	Capital increase by issuance of ordinary shares – Vesting of AGAs by Company employees (AGA 2018-3)	2,273	—	227,250	0.01
Balance as of December 31, 2020		386,302	139,667,603	38,630,261	0.01
06/28/2021	Capital increase by issuance of ordinary shares – Vesting of AGAs by Company employees (AGA 2019-1)	291	—	29,100	0.01
09/27/2021	Capital increase by issuance of ordinary shares – (ATM)	20,833	25,556,803	2,083,334	0.01
10/01/2021	Capital increase by issuance of ordinary shares – (ATM)	1,309	1,615,584	130,856	0.01
10/01/2021	Transaction costs related to ATM	—	(1,768,424)	—	—
Balance as of December 31, 2021		408,735	165,071,566	40,873,551	0.01

During the year ended, the main impacts on the share capital relate to the following events:

-	Capital increase of €25.4 million of cash, consisting of the net proceeds of the two ATM emissions on September 27, 2021 and on October 1st, 2021
-	Final acquisition of 29,100 AGAs 2019-1 on June 28, 2021

For more details on the operations of the fiscal year 2021, please refer to Note 1.2, "Significant events of 2021".

During the years ended December 31, 2020 and 2019, the main impacts on the share capital relate to the following events:

-	USD 107.7 million initial public offering on the Nasdaq Global Market in July 2020

See Note 1.3, “Significant events of 2019 and 2020”

-	The reclassification of €48.0 million from debit retained earnings to premiums related to share capital following the decision of the General Meeting on April, 18 2020;
-	Capital increase of €14.7 million reserved for a category of investors in February 2020

See Note 1.3, “Significant events of 2019 and 2020”

-	Capital increases for a total amount of €8.9 million subscribed by Americans and Europeans investors in September and October 2019

On September 20, 2019 and On October 2, 2019, Inventiva completed two capital increases subscribed by New Enterprise Associates (NEA), as well as BVF Partners L.P., Sofinnova Partners and Novo Holdings A/S, three of the Company's existing shareholders.

The settlement-delivery of the new shares took place successfully on September 20, 2019 and on October 2, 2019.

The gross proceeds of the transaction were €8.9 million and were mainly dedicated to the research and development activities of the Company, including the development of the Company's product candidates, in particular lanifibranor and odiparcil.

The new shares are assimilated to the existing shares of the Company and are admitted to trading on Euronext Paris.

As part of the capital increase, the Company incurred transaction costs of €0.3 million in 2019, comprising compensation to financial intermediaries and legal and administrative fees. The costs are recognized as a deduction from additional paid-in capital within equity.

Movements related to BSA share warrants plans and AGA bonus shares award plans are described in Notes 10.3, “Share warrants plans” and 10.4, “Bonus share award plans”.

10.2.Liquidity agreement

On January 19, 2018, the Company entered into a new liquidity agreement with Kepler Cheuvreux, replacing the previous liquidity agreement with Oddo BHF, for a period of 12 months renewable by tacit agreement. Under the terms of the agreement, the investment services provider (ISP) is authorized to buy and sell Inventiva treasury shares without interference from the Company in order to ensure the liquidity of the shares on the Euronext market.

At the date of approval of these financial statements, the liquidity agreement with Kepler Chevreux was extended for a new period of 12 months from January 1, 2022.

At December 31, 2019, 2020 and 2021, treasury shares purchased and sold by Inventiva through its ISP, as well as the gains or losses resulting from share purchase, sale, issue and cancellation transactions during the period, were accounted for as a deduction from equity. Consequently, these transactions had no impact on the Company’s results.

10.3.Share warrants plans

Share warrants correspond to:

●	BSPCE founder share warrants granted to the Company’s employees in 2013 and 2015;
●	BSA share warrants granted to Company directors in 2017, with a subscription price set at €0.53;
●	BSA share warrants granted to Company service providers in 2018, with a subscription price set at €0.48;
●	BSA share warrants granted in 2019 to David Nikodem, a member of Sapidus Consulting Group LLC, a service provider of Inventiva, with a subscription price set at €0.18; and
●	BSA share warrants granted in 2020 to David Nikodem, a member of Sapidus Consulting Group LLC and to Jeremy Goldberg, a member of PG Heatlhcare LLC, service providers of Inventiva, with a subscription price set at €0.29.
●	BSPCE founder share warrants granted to Frederic Cren and Pierre Broqua, Company's Directors; and
●	BSA share warrants granted in 2021 to David Nikodem, a member of Sapidus Consulting Group LLC, a service provider of Inventiva, with a subscription price set at €2.45.

Characteristics of BSPCE share warrants plans

At January 1, 2021, one BSPCE 2013-1 share warrants plan was outstanding. In 2021, a new share warrants plan “BSPCE 2021” was granted to executive directors.

The main characteristics of the plans are described in the following table:

	BSPCE 2013-1	BSPCE 2021
Decision of issuance by the Board of Directors	13/12/2013	04/16/2021
Grant date	13/12/2013	04/16/2021
Beneficiary	3 employees	Executive Directors (Frederic Cren and Pierre Broqua)
Number of BSPCE granted	9 027	600,000
Expiration date	13/12/2023	03/31/2034
Number of shares per BSPCE	100	1
Subscription price (€)	58.50	0
Exercise price (€)	0.585	11.74
Performance condition	No	Partially(1)
Valuation method used	Black and Scholes	Monte Carlo
Fair value at grant date (€)	19	[5.4 – 5.7] (1)
Expected volatility	35%	64%
Average life (years)	5	5
Risk-free rate	1.13%	0.60%
Expected dividends	—	—

(1)The fair value at grant date is different depending on whether the BSPCEs are subject to market performance conditions.

Characteristics of BSA share warrant plans

At January 1, 2021, five BSA share warrant plans were outstanding: BSA 2017, BSA 2018, BSA 2019, BSA 2019 bis and BSA 2019 ter. In 2021, one new BSA share warrant plan (“BSA 2021”) was granted to service providers.

The main characteristics of the plans are described in the following table:

		BSA		BSA
	BSA 2017	2018-1	BSA 2019	2019 bis	BSA 2019 ter	BSA 2021
Decision of issuance by the Board of Directors	05/29/2017	12/14/2018	06/28/2019	03/09/2020	03/09/2020	04/16/2021
Grant date	05/29/2017	12/14/2018	06/28/2019	03/09/2020	03/09/2020	04/16/2021
Beneficiary	Directors	Service providers	Service providers	Service providers	Service providers	Service providers
Vesting period (year)	3 tranches: 1 year, 2 years and 3 years	between 1 and 3 years	1	1	between 1 and 3 years	3
Expiration date	05/29/2027	12/14/2028	06/28/2029	03/09/2030	03/09/2030	03/31/2034
Number of BSA granted	195,000	126,000	10,000	10,000	36,000	50,000
Number of shares per BSA	1	1	1	1	1	1
Subscription premium price per share (€)	0.534	0.48	0.18	0.29	0.29	2.45
Exercise price per share (€)	6.675	6.067	2.20	3.68	3.68	11.74
Performance condition	No	No	No	No	No	Yes
Valuation method	Black and Scholes					Monte Carlo
Fair value per BSA at grant date (€)	2.47	1.98	0.48	0.90	0.90	[3.0 – 3.2] (1)
Expected volatility	40%	40%	40%	40%	40%	64%
Average life (years)	6	6	5.5	6	6	5
Risk free rate	0.22%	0.30%	0.33%	0.0%	0.0%	0.60%
Expected dividends	—	—	—	—	—	—

(1)The fair value at grant date is different depending on whether the BSPCEs are subject to market performance conditions.

Movements in BSPCE and BSA share warrants (in number of shares issuable upon exercise)

		Exercise	Outstanding				Outstanding	Number of
		price	at January 1,				at December 31,	shares
Type	Grant date	(in euros)	2021	Issued	Exercised	Forfeited	2021	exercisable
BSPCE — 2013 plan	Dec. 13, 2013	0.59	8,800	—	—	—	8,800	8,800
BSPCE Plan 2021	April 16, 2021	11.74	—	600,000	—	—	600,000	—
Total BSPCE			8,800	600,000	—	—	608,800	8,800
BSA — 2017 plan	May 29, 2017	6.67	130,000	—	—	—	130,000	130,000
BSA — 2018 plan	Dec. 14, 2018	6.07	116,000	—	—	—	116,000	116,000
BSA — 2019 plan	June 28, 2019	2.20	10,000	—	—	—	10,000	10,000
BSA 2019 Bis	March 9, 2020	3.68	10,000	—	—	—	10,000	10,000
BSA 2019 Ter	March 9, 2020	3.68	36,000	—	—	—	36,000	12,000
BSA - Plan 2021-1	April 16, 2021	11.74	—	50,000	—	(30,000)	20,000	—
Total BSA			302,000	50,000	—	(30,000)	322,000	278,000
Total			310,800	650,000	—	(30,000)	930,800	286,800

The change in BSPCE and BSA share warrants over 2021 can be broken down as follows:

●	the issue of 50,000 new 2021-1 Bis BSAs allocated to ISLS Consulting and David Nikodem, a member of Sapidus Consulting Group LLC, a service provider of the Company, of which 30,000 BSA 2021-1 allocated to ISLS Consulting have been cancelled due to the non-payment of warrants,
●	the issue of 600,000 new 2021 BSPCE allocated to the Company's directors, Frederic Cren and Pierre Broqua.

At December 31, 2021, a total of 600,088 BSPCEs (or 608,800 shares) and 322,000 BSAs were outstanding, which corresponds to a total of 930,800 shares that can be issued during the exercise.

Share-based payment expense totaled €859 thousand for the year ended December 31, 2021 (compared to €18 thousand for the year ended December 31, 20120 and €227 thousand for the year ended December 31, 2019) and were recognized in personnel costs (see Note 17.1 “Personnel costs and headcount”).

		Exercise	Outstanding				Outstanding	Number of
		price	at January 1,				at December 31,	shares
Type	Grant date	(in euros)	2020	Issued	Exercised	Forfeited	2020	exercisable
BSPCE — 2013 plan	Dec. 13, 2013	0.59	8,800	—	—	—	8,800	8,800
Total BSPCE			8,800	—	—	—	8,800	8,800
BSA — 2017 plan	May 29, 2017	6.67	140,000	—	(10,000)	—	130,000	130,000
BSA — 2018 plan	Dec. 14, 2018	6.07	116,000	—	—	—	116,000	77,334
BSA — 2019 plan	June 28, 2019	2.20	10,000	—	—	—	10,000	10,000
BSA 2019 Bis	March 9, 2020	3.68	—	10,000	—	—	10,000	—
BSA 2019 Ter	March 9, 2020	3.68	—	36,000	—	—	36,000	—
Total BSA			266,000	46,000	(10,000)	—	302,000	217,334
Total			274,800	46,000	(10,000)	—	310,800	226,134

The change in BSPCE and BSA share warrants over 2020 can be broken down as follows:

●	the issue of 10,000 new 2019 Bis BSAs allocated to Jeremy Goldberg, a member of JPG Healthcare LLC,
●	the issue of 36,000 new 2019 Ter BSAs allocated to David Nikodem, a member of Sapidus Consulting Group LLC, a service provider of the Company,
●	the exercise of 10,000 BSA 2017 by Karen Aïach (former administrator)

		Exercise	Outstanding				Outstanding	Number of
		price	at January 1,				at December 31,	shares
Type	Grant date	(in euros)	2020	Issued	Exercised	Forfeited	2020	exercisable
BSPCE — 2015 plan	May 25, 2015	0.67	22,800	—	(22,800)	—	—	—
BSPCE — 2013 plan	Dec. 13, 2013	0.59	13,400	—	(4,600)	—	8,800	8,800
Total BSPCE			36,200	—	(27,400)	—	8,800	8,800
BSA — 2017 plan	May 29, 2017	6.67	175,000	—	—	(35,000)	140,000	120,000
BSA — 2018 plan	Dec. 14, 2018	6.07	126,000	—	—	(10,000)	116,000	38,667
BSA — 2019 plan	June 28, 2019	2.20	—	10,000	—	—	10,000	—
Total BSA			301,000	10,000	—	(45,000)	266,000	158,667
Total			337,200	10,000	(27,400)	(45,000)	274,800	167,467

The change in BSPCE and BSA share warrants over 2019 can be broken down as follows:

●	the exercise of 274 BSPCE share warrants by Company employees on January 23, 2019, whereupon 27,400 new shares were issued;
●	the cancellation of 35,000 BSA 2017 share warrants allocated to two corporate officers, which were forfeited following the end of their offices at the Annual General Meeting of May 27, 2019;
●	the cancellation of 10,000 BSA 2018 share warrants allocated to JPG Healthcare, which were forfeited; and
●	the issue of 10,000 new 2019 BSAs allocated to David Nikodem, a member of Sapidus Consulting Group LLC, a service provider of the Company.
10.4.	Bonus share award plans

At January 1, 2021, only free share award plan AGA 2019-1 was in effect. In 2021, two new bonus share award plans (“AGA 2021” and “AGA 2021-bis”) were granted.

The main characteristics are described in the table below:

	AGA 2019-1	AGA 2021	AGA 2021-bis
Decision of issuance by the Board of Directors	06/28/2019	04/16/2021	12/08/2021
Grant date	06/28/2019	04/16/2021	12/08/2021
Beneficiary	Employees	Employees	Employees
Vesting period (year)	2	3	3
Holding period (year)	1	—	—
Service condition	Yes	Yes	Yes
Performance condition	No	Partially (1)	Partially (1)
Number of AGA granted	37,500	466,000	123,000
Number of shares per AGA	1	1	1
Valuation method used	Inventiva share price less a discount for non-transferability	Dual (1)	Dual (1)
Fair value per AGA at grant date	1.92	9.8 – 11.3 (1)	11.4 – 12.2 (1)
Expected volatility	N/A	64%	64%
Average life (years)	N/A	3	2.3
Risk-free rate	N/A	0.60%	0.60%
Expected dividends	N/A	—	—
Stock price reference	2	N/A	N/A
Non-transferable discount	3.8%	N/A	N/A

(1)	AGA 2021-1 and AGA 2021-bis plans are partially composed of AGAs subject to a market performance condition. Accordingly, AGAs not subject to performance conditions are valued on the basis of the share price less future dividends, discounted at the risk-free rate. AGAs subject to performance conditions are valued using the same method, adjusted by a discount applied to reflect the performance condition. This discount is determined using the "Monte Carlo" analysis. The fair value at the grant date is different depending on whether the AGAs are subject to market performance conditions.

Bonus share movements (in number of shares issuable upon exercise)

		Stock price	Outstanding				Outstanding	Number of
		at grant date	at January 1,				at December 31,	shares
Type	Grant date	(in euros)	2021	Issued	vesting	Forfeited	2021	exercisable
AGA — 2019‑1 plan	06/28/19	2.00	29,100	—	(29,100)	—	—	—
AGA — 2021‑1 plan	04/16/21	11.30	—	466,000	—	(18,000)	448,000	—
AGA — 2021‑bis plan	12/08/21	12.20	—	123,000	—	—	123,000	—
Total AGA			29,100	589,000	(29,100)	(18,000)	571,000	—

During 2021, the change in AGA bonus shares over the period can be broken down as follows:

●	The allocation of two new plans AGA 2021-1 and AGA 2021-bis to employees of the Company for a total of 589,000 potential new shares;
●	The definitive vesting of 29,100 AGA 2019-1. As a result, 29,100 new shares were issued; and,
●	The cancellation of a total of 18,000 AGA 2021-1 that have forfeited following the departure of employees.

At December 31, 2021, 571,000 AGAs were outstanding.

The 2021-1 and 2021-bis AGAs are exercisable with a condition of presence, combined for half of them with certain performance conditions, at the end of a vesting period expiring on the date of the Board of Directors' meeting planned to approve the Company's financial statements for the year ending December 31, 2023 and will be exercisable no later than March 31, 2034.

Share-based payments expense totaled €1 231 thousand for the year ended December 31, 2021 (compared to €920 thousand for the year ended December 31, 2020 and €1 180 thousand for the year ended December 31, 2018) and were recognized in personnel costs (see Note 17.1, “Personnel costs and headcount”).

		Stock price	Outstanding				Outstanding	Number of
		at grant date	at January 1,				at December 31,	shares
Type	Grant date	(in euros)	2020	Issued	vesting	Forfeited	2020	exercisable
AGA — 2018-2 plan	January 26, 2018	5.76	63,300	—	(63,300)	—	—	—
AGA — 2018-3 plan	December 14, 2018	6.28	227,250	—	(227,250)	—	—	—
AGA — 2019-1 plan	June 28, 2019	2.00	37,500	—	—	(8,400)	29,100	—
AGA — 2019-2 plan	June 28, 2019	2.00	228,000	—	(227,000)	(1,000)	—	—
Total AGA			556,050	—	(517,550)	(9,400)	29,100	—

During 2020, the change in AGA bonus shares over the period can be broken down as follows:

●	The definitive vesting of 63,300 AGA 2018-2, 227,000 AGA 2019-2 and 227,250 AGA 2018-3. As a result, 517,550 new shares were issued; and,
●	The cancellation of a total of 8,400 AGA 2019-1 AGA and 1,000 AGA 2019-2 that have forfeited following the departure of employees.

At December 31, 2020, a total of 29,100 AGA free shares were outstanding. AGA 2019-1 bonus shares are exercisable from June 28, 2021 to no later than June 28, 2022, subject to continued employment.

		Stock price	Outstanding				Outstanding	Number of
		at grant date	at January 1,				at December 31,	shares
Type	Grant date	(in euros)	2019	Issued	Vesting	Forfeited	2019	exercisable
AGA—2017‑1 plan	April 18, 2017	7.35	77,500	—	(77,500)	—	—	—
AGA—2018‑1 plan	January 26, 2018	5.76	10,000	—	(10,000)	—	—	—
AGA—2018‑2 plan	January 26, 2018	5.76	65,700	—	—	(2,400)	63,300	—
AGA—2018‑3 plan	December 14, 2018	6.28	265,700	—	—	(38,450)	227,250	—
AGA—2019‑1 plan	June 28, 2019	2.00	—	37,500	—	—	37,500	—
AGA—2019‑2 plan	June 28, 2019	2.00	—	246,000	—	(18,000)	228,000	—
Total AGA			418,900	283,500	(87,500)	(58,850)	556,050	—

During 2019, the change in AGA bonus shares over the period can be broken down as follows:

●	Two new share plans for Company employees involving a total of 283,500 potential new shares.
●	Final allotment of 10,000 AGA 2018-1 bonus shares on January 26, 2019 and 77,500 AGA 2017-1 bonus shares on April 18, 2019, whereupon 87,500 new shares were issued.
●	Cancellation of 58,850 AGA bonus shares which were forfeited during the period: 10,850 AGA 2018-3 warrants as part of the redundancy plan for the period, 2,400 AGA 2018-3 bonus shares refused by an employee, and 45,600 AGA bonus shares bonus (of which 2,400 AGA 2018-2 bonus shares, 25,200 AGA 2018-3 bonus shares and 18,000 AGA 2019-2 bonus shares) as a result of voluntary departures.

At December 31, 2019, a total of 556,050 AGA bonus shares were outstanding.